Farmers New World Life Insurance Company

    Legal Department

    3120 139th Avenue SE, Suite 300

   Bellevue, Washington 98005

    Garrett B. Paddor

    General Counsel & Corporate Secretary

    Direct: 206/275-8152

May 5, 2020    Mobile: 213/321-3776

    Email: garrett.paddor@farmersinsurance.com

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

RE: Farmers New World Life Insurance Company

Farmers Variable Life Separate Account A

Post-Effective Amendment No. 13 to Form N-6

(File No. 333-149540) Farmers EssentialLife® Variable Universal Life

Commissioners:

On behalf of Farmers New World Life Insurance Company (the "Company") and Farmers Variable Life Separate Account A (the "Separate Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable universal life contract offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above- referenced post-effective amendment (the "Amendment") to the registration statement on Form N-6 for the Separate Account. That Amendment was filed electronically with the Commission on April 30, 2020

Sincerely yours,

/s/Garrett B. Paddor

Garrett B. Paddor

General Counsel & Corporate Secretary

Farmers New World Life Insurance Company